Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Enjoy Technology Inc [Member]
Summary of future annual minimum rent payments under noncancelable leases were as follows :
As of December 31, 2020, future annual minimum rent payments under noncancelable leases were as follows (in thousands):

Years Ending December 31,
2021	$12,204
2022	8,701
2023	7,875
2024	6,107
2025	3,111
Thereafter	797

Total minimum lease payments	$38,795